K&L GATES

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC  20006-1600

T 202.778.9000

www.klgates.com

Francine J. Rosenberger

202.778.9187
Fax:  202.778.9100
francine.rosenberger@klgates.com

August 17, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Eaton Vance Mutual Funds Trust

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Eaton Vance Mutual Funds Trust (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement registers the Eaton Vance Floating-Rate Advantage Fund, a new open-end series of the Trust (“New Fund”) and serves as a proxy statement for the Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Institutional Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves and EV Classic Senior Floating-Rate Fund, each a registered closed-end fund operating as an interval fund (collectively, the “Current Funds”).  Shareholders will be asked to consider two proposals (1) the reorganization of the Current Funds into corresponding classes of the New Fund and (2) the change in registration of the Senior Debt Portfolio, a master portfolio to the Current Funds and New Fund, from a closed-end management investment company to an open-end, management investment company.  The New Fund will operate under a master-feeder structure whereby it will invest all of its assets in the master portfolio.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after filing.  This transmission contains a conformed signature page for the Trust and the master portfolio.  The manually signed originals of these documents are maintained at the offices of the Trust.  If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:

Maureen A. Gemma

  Vice President, Eaton Vance Management